Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (8,692,370)	$ (7,284,792)	$ (6,783,086)